Weighted-Average Assumptions Used to Determine Benefit Obligation (Detail) (Benefit Obligations)	12 Months Ended
Dec. 31, 2014
Benefit Obligations
Schedule of Benefit Obligations Weighted Average Assumptions [Line Items]
Discount rate	1.25%
Rate of compensation increase	2.00%
Pension increase assumption	0.25%